Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
November 30, 2021
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:
Thrivent Core Funds (the “Registrant”), 1933 Act File No. 333-218855
Post-effective Amendment No. 17 to the Form N-1A Registration Statement
Ladies and Gentlemen:
Post-effective Amendment No. 17 to the registration statement of the Registrant on Form N-1A (the “Amendment”) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “33 Act”), to add Thrivent Core Small Cap Value Fund as a new series of the Registrant (“New Fund”).
As indicated on the facing sheet of the Amendment, we have requested that it become effective on February 28, 2022, pursuant to paragraph (a)(2) of Rule 485. We intend to incorporate disclosures for the New Fund into an annual updating amendment filed pursuant to Rule 485(b) effective on February 28, 2022, which will include the other series of the Registrant that are registered under the 33 Act. Therefore, the Summary Section of the prospectus filed in the Amendment only includes the New Fund, and the remainder of the prospectus and SAI have only been updated to show where we added information for the New Fund, made style changes, and made minor updates to content that is shared with other Thrivent filings. When we submit the 485(b) filing, we will ensure that all information is updated as of fiscal year end, calendar year end, or as otherwise required by Form N-1A.
Finally, with respect to the Amendment, we will separately provide a courtesy blackline of the prospectus and SAI as filed with the Amendment to show any new disclosures.
If you have any comments, please feel free to contact me at (612) 844-7190.
Sincerely,
Thrivent Core Funds
/s/ John D. Jackson
John D. Jackson
Secretary and Chief Legal Officer